UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22591

                                 Apollo Tactical Income Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

                                             New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

                                             New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Apollo Tactical Income Fund Inc.

Schedule of Investments

September 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans - 119.7%(a)

AEROSPACE & DEFENSE - 3.5%

MRO Holdings, Inc. Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.64%, 10/25/23(b)	595,500	600,711
PAE Holding Corp. First Lien Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 7.89%, 10/20/22(b)	1,886,938	1,897,552
Second Lien Initial Term Loan, (LIBOR + 9.50%, 1.00% Floor), 11.89%, 10/20/23(b)	1,404,834	1,411,858
Photonis Technologies SAS (France)
First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.89%, 09/18/19(b)(c)(d)	3,152,510	2,935,775
StandardAero Aviation Holdings, Inc.
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.99%, 07/07/22(b)	1,994,859	2,008,104
		8,854,000

AUTOMOTIVE - 3.1%

AP Exhaust Acquisition, LLC First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.32%, 05/10/24(b)(d)	6,158,162	5,588,532
Innovative XCessories & Services, LLC Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.97%, 11/29/22(b)	2,226,026	2,228,808

		7,817,340

BANKING, FINANCE, INSURANCE & REAL ESTATE - 8.0%

AIS Holdco, LLC First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.31%, 08/15/25(b)(e)	2,222,222	2,219,444
Alera Group Intermediate Holdings, Inc. Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 6.74%, 08/01/25(b)	1,242,170	1,260,802
Aretec Group, Inc. First Lien Term Loan, (LIBOR + 4.25%, 0.00% Floor), 4.25%, 08/15/25(b)(d)	1,447,254	1,461,727
Asurion, LLC New Term Loan B-7, (LIBOR + 3.00%, 0.00% Floor), 5.24%, 11/03/24(b)	2,992,500	3,017,053
Replacement Term Loan B-6, (LIBOR + 3.00%, 0.00% Floor), 5.24%, 11/03/23(b)(d)	1,595,859	1,609,575
Second Lien Replacement Term Loan B-2, (LIBOR + 6.50%, 0.00% Floor), 8.74%, 08/04/25(b)	1,594,072	1,641,400

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

Mayfield Agency Borrower, Inc. First Lien Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 6.74%, 02/28/25(b)	1,791,988	1,805,428
Medical Card System, Inc. Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 09/02/19(b)(e)	4,651,939	4,163,131
Mitchell International, Inc. Second Lien Initial Term Loan, (LIBOR + 7.25%, 0.00% Floor), 9.49%, 12/01/25(b)	1,000,000	1,002,000
SG Acquisition, Inc. Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.39%, 03/29/24(b)	1,894,982	1,902,088
SquareTwo Financial Corp. Closing Date Term Loan, (LIBOR + 10.00%, 1.00% Floor), 11.00%, 05/24/19(b)(e)(f)(g)	1,003,755	36,326

		20,118,974

BEVERAGE, FOOD & TOBACCO - 2.3%

8th Avenue Food & Provisions, Inc. First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 3.75%, 10/01/25(b)(d)	975,000	985,057
Winebow Holdings, Inc. First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.99%, 07/01/21(b)(d)	3,093,207	2,899,881
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.74%, 01/02/22(b)	2,505,795	1,866,817

		5,751,755

CAPITAL EQUIPMENT - 1.5%

Altra Industrial Motion Corp. Term Loan, (LIBOR + 2.00%, 0.00% Floor), 2.00%, 09/26/25(b)(d)	1,462,857	1,468,569
Safe Fleet Holdings, LLC First Lien Initial Term Loan, (LIBOR + 3.00%, 1.00% Floor), 5.11%, 02/03/25(b)	997,494	989,394
Second Lien Initial Term Loan, (LIBOR + 6.75%, 1.00% Floor), 8.86%, 02/02/26(b)	1,403,846	1,393,317

		3,851,280

CHEMICALS, PLASTICS, & RUBBER - 6.0%

Archroma Finance S.A.R.L (Luxembourg) Facility B-2, (LIBOR + 4.25%, 0.00% Floor), 6.58%, 08/12/24(b)(c)	2,105,952	2,111,216
Diamond (BC) B.V. Initial Term Loan, (LIBOR + 3.00%, 0.00% Floor), 5.24%, 09/06/24(b)	4,973,600	4,893,823

See accompanying Notes to Schedule of Investments.  |  1

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

CHEMICALS, PLASTICS, & RUBBER (continued)

Polar US Borrower, LLC First Lien Term Loan, (LIBOR + 4.75%, 0.00% Floor), 4.75%, 08/17/25(b)(d)	3,000,000	3,018,750
Starfruit US Holdco, LLC Term Loan, (LIBOR + 3.25%, 0.00% Floor), 3.25%, 09/19/25(b)(d)	5,011,718	5,038,856

		15,062,645

CONSTRUCTION & BUILDING - 3.3%

Associated Asphalt Partners, LLC Tranche B Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.49%, 04/05/24(b)	1,991,062	1,997,294
KBR, Inc. Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 5.99%, 04/25/25(b)(e)	4,428,579	4,481,168
Terra Millennium Corp. First Out Term Loan, (LIBOR + 6.25%, 1.00% Floor), 8.50%, 10/31/22(b)(e)	1,912,500	1,926,844

		8,405,306

CONSUMER GOODS: DURABLE - 0.9%

PT Holdings, LLC First Lien Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 6.39%, 12/09/24(b)	1,615,117	1,618,154
Second Lien Initial Loan, (LIBOR + 8.00%, 1.00% Floor), 10.39%, 12/08/25(b)(e)	625,000	634,375

		2,252,529

CONSUMER GOODS: NON-DURABLE - 1.4%

American Greetings Corp. Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.74%, 04/06/24(b)	3,403,691	3,421,781

CONTAINERS, PACKAGING & GLASS - 3.3%

Anchor Glass Container Corp. July 2017 Additional Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.99%, 12/07/23(b)(d)	5,255,965	4,746,425
Hoover Group, Inc. First Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.56%, 01/28/21(b)	750,105	742,604
SMI Acquisition, Inc. First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 6.09%, 11/01/24(b)	2,885,613	2,765,384

		8,254,413

	Principal Amount ($)	Value ($)

ENERGY: OIL & GAS - 0.3%

Ascent Resources - Marcellus, LLC Exit Term Loan, (LIBOR + 6.50%, 1.00% Floor), 8.62%, 03/30/23(b)	230,586	231,642
Sheridan Investment Partners I, LLC Deferred Principal Facility I, 10/01/19(e)(g)	4,749	3,325
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 5.83%, 10/01/19(b)	391,542	361,524
Sheridan Production Partners I-A, L.P. Deferred Principal Facility I-A, 10/01/19(e)(g)	629	441
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 5.83%, 10/01/19(b)	51,883	47,905
Sheridan Production Partners I-M, L.P. Deferred Principal Facility I-M, 10/01/19(e)(g)	384	269
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 5.83%, 10/01/19(b)	31,689	29,260
Southcross Holdings Borrower, L.P. Tranche B Term Loan (5.50% PIK), 9.00%, 04/13/23(h)(i)	130,376	123,368

		797,734

HEALTHCARE & PHARMACEUTICALS - 19.5%

Akorn, Inc. Term Loan, (LIBOR + 4.75%, 1.00% Floor), 7.00%, 04/16/21(b)	3,769,533	3,661,159
Auris Luxembourg III S.A.R.L (Luxembourg) Term Loan, (LIBOR + 3.75%, 0.00% Floor), 3.75%, 07/24/25(b)(c)(d)	1,887,324	1,913,284
Bausch Health Companies, Inc. (Canada) Initial Term Loan, (LIBOR + 3.00%, 0.00% Floor), 5.10%, 06/02/25(b)(c)	975,000	981,050
BioClinica Holding I, LP First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.63%, 10/20/23(b)	2,201,022	2,097,860
BW NHHC HoldCo, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.16%, 05/15/25(b)	2,038,295	2,009,005
Community Health Systems, Inc. Incremental 2021 Term Loan H, (LIBOR + 3.25%, 1.00% Floor), 5.56%, 01/27/21(b)	3,766,060	3,725,330

2  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HEALTHCARE & PHARMACEUTICALS (continued)

CT Technologies Intermediate Hldgs, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.49%, 12/01/21(b)	3,957,561	3,734,948
Endo Luxembourg Finance I Co. S.A.R.L Initial Term Loan, (LIBOR + 4.25%, 0.75% Floor), 6.50%, 04/29/24(b)	2,984,887	3,009,452
Hanger, Inc. Term Loan B, (LIBOR + 3.50%, 0.00% Floor), 5.74%, 03/06/25(b)(d)(e)	2,361,955	2,359,003
Inovalon Holdings, Inc. Term Loan, (LIBOR + 3.50%, 0.00% Floor), 5.63%, 04/02/25(b)	2,781,866	2,790,559
Lanai Holdings II, Inc. First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 7.09%, 08/29/22(b)	2,718,561	2,623,412
Lanai Holdings III, Inc. Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 10.84%, 08/28/23(b)	869,565	830,435
Lantheus Medical Imaging, Inc. New Term Loan B 2017, (LIBOR + 3.75%, 1.00% Floor), 5.99%, 06/30/22(b)	1,035,590	1,035,590
Medical Solutions Holdings, Inc. First Lien Closing Date Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.99%, 06/14/24(b)	2,243,362	2,251,775
Second Lien Closing Date Loan, (LIBOR + 8.25%, 1.00% Floor), 10.49%, 06/16/25(b)	2,000,000	2,007,500
MModal, Inc. Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 7.27%, 02/13/23(b)	2,025,535	2,026,812
One Call Corp. First Lien Extended Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.38%, 11/27/22(b)	3,024,156	2,877,106
Onex Schumacher Finance, LP First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.24%, 07/29/22(b)	2,000,000	2,020,000
Radiology Partners, Inc. First Lien Term Loan B, (LIBOR + 4.25%, 0.00% Floor), 6.59%, 07/09/25(b)	2,497,569	2,516,301
Team Health Holdings, Inc. Initial Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.99%, 02/06/24(b)	2,900,952	2,826,615

	Principal Amount ($)	Value ($)

HEALTHCARE & PHARMACEUTICALS (continued)

U.S. Renal Care, Inc. First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.64%, 12/30/22(b)	1,885,787	1,842,178

		49,139,374

HIGH TECH INDUSTRIES - 17.6%

DigiCert, Inc. First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.24%, 10/31/24(b)(d)	4,265,745	4,283,085
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 10.24%, 10/31/25(b)	3,014,727	3,012,843
Flexera Software, LLC First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.50%, 02/26/25(b)(d)	1,250,435	1,255,905
Help/Systems Holdings, Inc. First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 5.99%, 03/28/25(b)	2,592,098	2,611,539
ION Trading Finance, Ltd. (Ireland) Initial Dollar Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.39%, 11/21/24(b)(c)(d)	6,483,668	6,466,454
Ivanti Software, Inc. First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.33%, 01/20/24(b)	3,969,058	4,007,081
MA FinanceCo., LLC Tranche B-3 Term Loan, (LIBOR + 2.50%, 0.00% Floor), 4.74%, 06/21/24(b)	256,667	256,293
Ocean Bidco, Inc. Initial Dollar Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.39%, 03/21/25(b)(d)	1,332,902	1,339,014
Riverbed Technology, Inc. First Amendment Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.50%, 04/24/22(b)	3,987,813	3,987,574
Seattle SpinCo, Inc. Initial Term Loan, (LIBOR + 2.50%, 0.00% Floor), 4.74%, 06/21/24(b)	1,733,333	1,730,811
SS&C European Holdings, S.A.R.L (Luxembourg) Term Loan B-4, (LIBOR + 2.25%, 0.00% Floor), 4.49%, 04/16/25(b)(c)(d)	545,495	546,689
SS&C Technologies, Inc. Term Loan B-3, (LIBOR + 2.25%, 0.00% Floor), 4.49%, 04/16/25(b)(d)	1,405,311	1,408,389

See accompanying Notes to Schedule of Investments.  |  3

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HIGH TECH INDUSTRIES (continued)

Syncsort, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.26%, 08/16/24(b)(d)	3,480,221	3,492,402
Second Lien Initial Term Loan, (LIBOR + 9.00%, 1.00% Floor), 11.24%, 08/18/25(b)	2,500,000	2,508,337
Triple Point Group Holdings, Inc. First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.64%, 07/10/20(b)	3,929,782	3,523,305
Vertafore, Inc. First Lien Initial Term Loan, (LIBOR + 3.25%, 0.00% Floor), 5.49%, 07/02/25(b)(d)	3,000,000	3,016,335
Second Lien Initial Term Loan, (LIBOR + 7.25%, 0.00% Floor), 9.49%, 07/02/26(b)	1,000,000	1,010,630

		44,456,686

HOTEL, GAMING & LEISURE - 0.2%

Mohegan Tribal Gaming Authority Term Loan A, (LIBOR + 3.75%, 0.00% Floor), 5.99%, 10/13/21(b)	478,421	471,604

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 3.7%

Acosta, Inc. Tranche B-1 Loan, (LIBOR + 3.25%, 1.00% Floor), 5.49%, 09/26/21(b)	997,423	747,444
Advantage Sales & Marketing, Inc. First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.49%, 07/23/21(b)	1,808,697	1,679,375
Incremental Term Loan B-2, (LIBOR + 3.25%, 1.00% Floor), 5.49%, 07/23/21(b)(d)	2,186,434	2,019,719
Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 8.74%, 07/25/22(b)	2,002,715	1,694,798
F & W Media,Inc. Term Loan B-1 (8.75% PIK), (LIBOR + 6.50%, 1.50% Floor), 8.75%, 05/24/22(b)(e)(i)	332,809	332,809
Term Loan B-2 (12.25% PIK), (LIBOR + 10.00%, 1.50% Floor), 12.25%, 05/24/22(b)(e)(i)	911,862	7,389
Getty Images, Inc. Initial Term Loan, (LIBOR + 3.50%, 1.25% Floor), 5.74%, 10/18/19(b)	2,822,840	2,807,131

		9,288,665

	Principal Amount ($)	Value ($)

MEDIA: BROADCASTING & SUBSCRIPTION - 5.4%

Altice France S.A. (France) USD Term Loan B-12, (LIBOR + 3.69%, 0.00% Floor), 5.85%, 01/31/26(b)(c)	1,000,000	990,270
USD Incremental Term Loan B-13, (LIBOR + 4.00%, 0.00% Floor), 6.16%, 08/14/26(b)(c)	4,114,432	4,090,918
Emmis Operating Co. Term Loan, (LIBOR + 7.00%, 1.00% Floor), 9.25%, 04/18/19(b)(e)	227,950	226,526
Global Eagle Entertainment, Inc. Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 10.02%, 01/06/23(b)	4,887,208	5,046,042
Univision Communications, Inc. 2017 Replacement Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.99%, 03/15/24(b)	1,987,554	1,936,623
Urban One, Inc. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.25%, 04/18/23(b)	1,431,812	1,405,259

		13,695,638

MEDIA: DIVERSIFIED & PRODUCTION - 0.9%

A-L Parent, LLC Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.50%, 12/02/24(b)	375,000	378,750
DHX Media, Ltd. (Canada) Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.99%, 12/29/23(b)(c)	2,010,687	1,971,730

		2,350,480

METALS & MINING - 0.0%

Magnetation, LLC / Mag Finance Corp. DIP Term Loan, 12.00%, 10/14/16(e)(g)(h)	1,127,504	—

RETAIL - 7.6%

Academy, Ltd. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.10%, 07/01/22(b)(d)	4,158,428	3,245,050
Charming Charlie, LLC Term Loan A (5.00% PIK), (LIBOR + 10.00%, 1.00% Floor), 12.34%, 04/24/23(b)(e)(i)	236,447	69,631
Term Loan B (9.00% PIK), (LIBOR + 10.00%, 1.00% Floor), 12.34%, 04/24/23(b)(e)(i)	286,570	84,391
Vendor Payment Financing Facility, 20.00%, 05/15/19(e)(h)	14,010	14,010
EG America, LLC Additional Facility Loan, (LIBOR + 4.00%, 0.00% Floor), 6.39%, 02/07/25(b)	2,502,395	2,510,616

4  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

RETAIL (continued)

General Nutrition Centers, Inc. Extended Term Loan B, (LIBOR + 9.25%, 0.75% Floor), 11.50%, 03/04/21(b)(d)	984,332	972,028
First In Last Out Term Loan, (LIBOR + 7.00%, 0.00% Floor), 9.25%, 12/31/22(b)	3,072,350	3,158,115
J.C. Penney Corp. Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 6.57%, 06/23/23(b)	993,421	915,437
Neiman Marcus Group, Inc. Other Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.37%, 10/25/20(b)(d)	3,000,000	2,793,420
Petco Animal Supplies, Inc. Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.59%, 01/26/23(b)(d)	3,791,674	3,085,020
PetSmart, Inc. Tranche B-2 Loan, (LIBOR + 3.00%, 1.00% Floor), 5.12%, 03/11/22(b)	2,636,974	2,308,249

		19,155,967

SERVICES: BUSINESS - 14.2%

Air Medical Group Holdings, Inc. 2017-2 New Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.42%, 03/14/25(b)	2,992,462	2,984,682
Electro Rent Corp. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.19%, 01/31/24(b)	2,250,247	2,276,508
Enterprise Merger Sub, Inc. Term Loan, (LIBOR + 3.75%, 0.00% Floor), 3.75%, 09/26/25(b)(d)	4,922,121	4,898,273
Evergreen Skills Lux S.A.R.L (Luxembourg) First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.99%, 04/28/21(b)(c)	4,164,818	3,972,195
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 10.49%, 04/28/22(b)(c)	1,000,000	853,125
GI Revelation Acquisition, LLC First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.24%, 04/16/25(b)	1,995,000	2,002,481
Michael Baker International, LLC Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.74%, 11/21/22(b)	918,955	923,550
National Intergovernmental Purchasing Alliance Co. First Lien Initial Term Loan, (LIBOR + 3.75%, 0.00% Floor), 6.14%, 05/23/25(b)	1,557,764	1,565,553

	Principal Amount ($)	Value ($)

SERVICES: BUSINESS (continued)

Onex Carestream Finance, L.P. Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 10.74%, 12/07/19(b)	1,000,000	998,250
Parker Private Merger Sub, Inc. First Lien Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 3.75%, 09/17/25(b)(d)	1,116,164	1,124,535
R1 RCM, Inc. Initial Term Loan, (LIBOR + 5.25%, 0.00% Floor), 7.43%, 05/08/25(b)(e)	1,428,571	1,432,142
Refinitiv US Holdings, Inc. Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 3.75%, 10/01/25(b)(d)	4,137,385	4,133,082
SGS Cayman, L.P. Initial Cayman Term Loan, (LIBOR + 5.38%, 1.00% Floor), 7.76%, 04/23/21(b)	778,268	746,815
STG-Fairway Acquisitions, Inc. First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.59%, 06/30/22(b)	2,577,911	2,581,134
Sutherland Global Services, Inc. Initial U.S. Term Loan, (LIBOR + 5.38%, 1.00% Floor), 7.76%, 04/23/21(b)	3,343,403	3,208,279
Verscend Holding Corp. Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 6.74%, 08/27/25(b)	2,000,000	2,020,420

		35,721,024

SERVICES: CONSUMER - 1.9%

Laureate Education, Inc. Series 2024 Term Loan, (LIBOR + 3.50%, 1.00% Floor), 5.74%, 04/26/24(b)	2,219,334	2,232,417
USS Ultimate Holdings, Inc. Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.00% Floor), 9.99%, 08/25/25(b)(d)	2,500,000	2,512,500

		4,744,917

TELECOMMUNICATIONS - 12.4%

CenturyLink, Inc. Initial Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 4.99%, 01/31/25(b)(d)	3,982,462	3,959,563
Flight Bidco, Inc. First Lien Initial Term Loan, (LIBOR + 3.50%, 0.00% Floor), 5.84%, 07/23/25(b)(d)	3,092,364	3,096,229
Frontier Communications Corp. Initial Term Loan, (LIBOR + 2.75%, 0.00% Floor), 5.00%, 03/31/21(b)(d)	2,730,282	2,685,069
Term Loan, (LIBOR + 4.38%, 0.00% Floor), 6.63%, 10/12/21(b)	4,403,714	4,333,034

See accompanying Notes to Schedule of Investments.  |  5

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

TELECOMMUNICATIONS (continued)

Intelsat Jackson Holdings S.A. (Luxembourg) Tranche B-4 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.73%, 01/02/24(b)(c)	3,406,019	3,589,109
Tranche B-5 Term Loan, 6.63%, 01/02/24(c)(h)	3,820,586	3,991,557
Securus Technologies Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.74%, 11/01/24(b)	1,703,263	1,710,076
TDC A/S (Denmark) Facility B2, (LIBOR + 3.50%, 0.00% Floor), 5.84%, 06/04/25(b)(c)	3,076,358	3,111,736
U.S. TelePacific Corp. Advance Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.39%, 05/02/23(b)	2,560,538	2,525,331
Zacapa, LLC Initial Term Loan, (LIBOR + 5.00%, 0.75% Floor), 7.39%, 07/02/25(b)	2,333,333	2,350,833

		31,352,537

TRANSPORTATION: CARGO - 0.8%

Savage Enterprises, LLC Initial Term Loan, (LIBOR + 4.50%, 0.00% Floor), 6.60%, 08/01/25(b)	1,983,570	2,013,730

TRANSPORTATION: CONSUMER - 0.9%

Travel Leaders Group, LLC 2018 Refinancing Term Loan, (LIBOR + 4.00%, 0.00% Floor), 6.16%, 01/25/24(b)	2,217,893	2,247,003

UTILITIES: ELECTRIC - 1.0%

Brookfield WEC Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 3.75%, 0.75% Floor), 5.99%, 08/01/25(b)	2,534,984	2,569,371

Total Senior Loans (Cost $303,393,618)		301,794,753

Corporate Notes and Bonds - 19.7%(h)

AEROSPACE & DEFENSE - 0.5%

BBA U.S. Holdings, Inc. 5.38%, 05/01/26(j)	1,240,000	1,244,650

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.0%

Greystar Real Estate Partners, LLC 5.75%, 12/01/25(j)	1,500,000	1,466,250
NFP Corp. 6.88%, 07/15/25(j)	1,000,000	1,005,000

		2,471,250

	Principal Amount ($)	Value ($)

BEVERAGE, FOOD & TOBACCO - 1.5%

JBS, S.A. 6.75%, 02/15/28(j)	2,000,000	1,990,000
Sigma Holdco B.V. (Netherlands) 7.88%, 05/15/26(c)(j)	2,000,000	1,885,000

		3,875,000

CAPITAL EQUIPMENT - 0.8%

Stevens Holding Co., Inc. 6.13%, 10/01/26(j)	2,000,000	2,037,500

CHEMICALS, PLASTICS & RUBBER - 0.4%

Starfruit US Holdco, LLC (Netherlands) 8.00%, 10/01/26(c)(j)	1,000,000	1,016,250

CONTAINERS, PACKAGING & GLASS - 0.4%

Reynolds Group Holdings, Inc. 6.88%, 02/15/21	1,069,414	1,082,782

ENERGY: OIL & GAS - 1.9%

Moss Creek Resources Holdings, Inc. 7.50%, 01/15/26(j)	4,762,000	4,779,857

HEALTHCARE & PHARMACEUTICALS - 3.5%

Bausch Health Companies, Inc. (Canada)
5.63%, 12/01/21(c)(j)	2,389,000	2,389,000
5.88%, 05/15/23(c)(j)	1,111,000	1,087,391
6.50%, 03/15/22(c)(j)	500,000	521,250
Centene Escrow I Corp. 5.38%, 06/01/26(j)	2,000,000	2,052,700
Community Health Systems, Inc. 8.63%, 01/15/24(j)	1,005,000	1,043,944
Team Health Holdings, Inc. 6.38%, 02/01/25(j)	2,000,000	1,765,000

		8,859,285

HIGH TECH INDUSTRIES - 1.2%

Infor Software Parent, LLC 7.13%, 05/01/21(j)	1,000,000	1,013,740
Riverbed Technology, Inc. 8.88%, 03/01/23(j)	2,000,000	1,892,500

		2,906,240

HOTEL, GAMING & LEISURE - 2.7%

Churchill Downs, Inc. 4.75%, 01/15/28(j)	3,000,000	2,820,000
Hilton Grand Vacations Borrower, LLC 6.13%, 12/01/24	1,100,000	1,126,125
Scientific Games Corp. 5.00%, 10/15/25(j)	3,000,000	2,857,500

		6,803,625

MEDIA: BROADCASTING & SUBSCRIPTION - 2.8%

CSC Holdings, LLC 5.38%, 02/01/28(j)	1,000,000	955,000
10.88%, 10/15/25(j)	477,000	555,705
Univision Communications, Inc.
5.13%, 05/15/23(j)	2,500,000	2,393,750
5.13%, 02/15/25(j)	2,500,000	2,343,750

6  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2018 (unaudited)

	Share Quantity	Value ($)

Corporate Notes and Bonds(h) (continued)

MEDIA: BROADCASTING & SUBSCRIPTION (continued)

Urban One, Inc. 7.38%, 04/15/22(j)	787,000	783,065

		7,031,270

METALS & MINING - 0.0%

ERP Iron Ore, LLC LIBOR + 8.00%, 12/31/19(e)(g)(k)	121,662	14,095
Magnetation, LLC / Mag Finance Corp. 11.00%, 05/15/18(e)(g)(j)(l)	2,937,000	—

		14,095

RETAIL - 0.3%

PetSmart, Inc.
5.88%, 06/01/25(j)	145,000	119,580
8.88%, 06/01/25(j)	717,000	519,682

		639,262

SERVICES: BUSINESS - 1.0%

Refinitiv US Holdings, Inc.
6.25%, 05/15/26(j)	2,000,000	2,009,880
8.25%, 11/15/26(j)	500,000	498,220

		2,508,100

SERVICES: CONSUMER - 0.4%

NVA Holdings, Inc. 6.88%, 04/01/26(j)	1,000,000	1,002,500

TELECOMMUNICATIONS - 1.3%

Orbcomm, Inc. 8.00%, 04/01/24(j)	3,194,000	3,401,610

Total Corporate Notes and Bonds (Cost $49,629,256)		49,673,276

Structured Products - 10.8%(m)
Anchorage Capital CLO, Ltd. (Cayman Islands)
Series 2015-6A, Class ER, 8.69%, 07/15/30(c)(j)(n)	4,400,000	4,413,134
Babson CLO Ltd. (Cayman Islands)
Series 2014-IA, Class E, 8.00%, 07/20/25(c)(j)(n)	1,110,000	1,067,715
Fortress Credit Opportunities CLO, Ltd. (Cayman Islands)
Series 2018-11A, Class E, 9.50%, 04/15/31(c)(j)(n)	4,000,000	3,859,440
Guggenheim 1828 CLO, LLC (Cayman Island)
Series 2016-1A, Class D, 9.34%, 04/15/28(c)(j)(n)	4,000,000	4,002,592
JFIN CLO, Ltd. (Cayman Islands)
Series 2015-1A, Class E, 7.33%, 03/15/26(c)(j)(n)	4,500,000	4,322,857

	Share Quantity	Value ($)

TIAA Churchill Middle Market CLO (Cayman Islands)
Series 2016-1A, Class E2, 10.35%, 10/20/28(c)(j)(n)	2,000,000	2,000,716
Series 2017-1A, Class E, 9.64%, 01/24/30(c)(j)(n)	4,000,000	3,858,260
Voya CLO, Ltd. (Cayman Islands)
Series 2015-3A, Series E, 8.85%, 10/20/27(c)(j)(n)	1,000,000	969,582
Zais CLO, Ltd. (Cayman Islands)
Series 2016-2A, Series D, 9.34%, 10/15/28(c)(j)(n)	1,000,000	1,000,263
Series 2017-2A, Series E, 9.49%, 04/15/30(c)(j)(n)	1,750,000	1,753,061

Total Structured Products (Cost $26,446,185)		27,247,620

Common Stocks - 0.3%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc.(e)(g)	914,981	44,944

ENERGY: OIL & GAS - 0.3%

Ascent Resources Marcellus Holdings, Inc.(g)	165,654	530,093
HGIM Corp.(e)(g)	1,463	79,002
Southcross Holdings Borrower, GP LLC(e)(g)	129	—
Southcross Holdings Borrower, LP, Class A-II(e)(g)	129	33,056

		642,151

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%

F & W Media, Inc.(e)(g)	9,510	—

RETAIL - 0.0%

Charming Charlie, LLC(e)(g)	2,679,190	—

Total Common Stock (Cost $729,082)		687,095

Preferred Stock - 1.6%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.6%

Watford Holdings, Ltd. (Bermuda) 8.50%,(c)(e)(j)	160,000	3,897,596

Total Preferred Stock (Cost $3,920,000)		3,897,596

Warrants - 0.0%

ENERGY: OIL & GAS - 0.0%

Ascent Resources Marcellus Holdings, Inc.(e)(g)	42,889	1,287

Total Warrants (Cost $4,289)		1,287

Total Investments-152.1% (Cost of $384,122,430)		383,301,627
Other Assets & Liabilities, Net-(2.0)%		(5,040,091)
Loan Outstanding-(50.1)%(o)(p)		(126,227,384)

Net Assets -100.0%		252,034,152

See accompanying Notes to Schedule of Investments.  |  7

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2018 (unaudited)

(a)

“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of September 30, 2018. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)

The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of September 30, 2018, the 1, 2, 3 and 6 month LIBOR rates were 2.26%, 2.31%, 2.40% and 2.60%, respectively, and the Prime lending rate was 5.25%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.

(c)	Foreign issuer traded in U.S. dollars.
(d)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(e)	Fair Value Level 3 security.
(f)	The issuer is in default of its payment obligations as of March 19, 2017, as such, income is no longer being accrued.
(g)	Non-income producing asset.
(h)	Fixed rate asset.
(i)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount.
(j)

Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2018, these securities amounted to $78,595,490, or 31.18% of net assets.

(k)	The issuer is in default of its payment obligations as of July 5, 2018, as such, income is no longer being accrued.
(l)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued.
(m)

Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.

(n)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2018.
(o)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(p)	Principal $126,500,000 less unamortized deferred financing costs of $272,616.

8  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments

September 30, 2018 (unaudited)

Security Valuation

Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, structured products, common stock, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

  |  9

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments  (continued)

September 30, 2018 (unaudited)

The valuation techniques used by the Fund to measure fair value at September 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2018 is as follows:

Apollo Tactical Income Fund Inc.

	Total Fair Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Cash and Cash Equivalents	$14,092,983	$14,092,983	$—	$—
Senior Loans	301,794,753	—	283,803,529	17,991,224
Corporate Notes and Bonds	49,673,276	—	49,659,181	14,095
Structured Products	27,247,620	—	27,247,620	—
Common Stock	687,095	—	530,093	157,002
Preferred Stock	3,897,596	—	—	3,897,596
Warrants	1,287	—	—	1,287
Unrealized appreciation on Unfunded Loan Commitments	1,279	—	1,279	—

Total Assets	$397,395,889	$14,092,983	$361,241,702	$22,061,204

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2018 through September 30, 2018:

Apollo Tactical Income Fund Inc.

	Total	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock	Warrants

Total Fair Value, beginning of the period	$23,768,803	$19,745,730	$40,335	$67,513	$3,915,225	$—
Purchases, including capitalized PIK	10,910,632	10,767,475	—	138,868	—	4,289
Sales/Paydowns	(10,122,020)	(10,089,225)	(32,795)	—	—	—
Accretion/(amortization) of discounts/(premiums)	332,532	322,191	10,341	—	—	—
Net realized gain/(loss)	261,591	243,430	18,161	—	—	—
Change in net unrealized appreciation/(depreciation)	(963,064)	(871,107)	(21,947)	(49,379)	(17,629)	(3,002)
Transfer into Level 3	860,901	860,901	—	—	—	—
Transfers out of Level 3	(2,988,171)	(2,988,171)	—	—	—	—

Total Fair Value, end of period	$22,061,204	$17,991,224	$14,095	$157,002	$3,897,596	$1,287

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed previously. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2018 was $(336,431).

10  |

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments  (continued)

September 30, 2018 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2018:

Apollo Tactical Income Fund Inc.

Assets	Fair Value at September 30, 2018	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$13,297,547	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	4,163,131	Discounted Cash Flow(b)	Discount Rate(b)	22.6%

	154,022	Recoverability(c)(d)	Liquidation Proceeds(c) EBITDA / EV Multiple(d)	$33.5m - $39.9m $12m / 3.0x

	340,198	Recoverability(c)	Liquidation Proceeds(c)	$15.2m

	—	Recoverability(c)	Liquidation Proceeds(c)	$0

	36,326	Discounted Cash Flow(b)	Discount Rate(b)	2.87%
		Recoverability(e)	Estimated Transaction Value(e)	N/A

Corporate Notes and Bonds	14,095	Recoverability(c)	Liquidation Proceeds(c)	$10.9m

	—	Recoverability(c)	Liquidation Proceeds(c)	$0

Common Stock	—	Recoverability(c)(d)	Liquidation Proceeds(c)	$33.5m - $39.9m
			EBITDA / EV Multiple(d)	$12m / 3.0x

	—	Recoverability(c)	Liquidation Proceeds(c)	$15.2m

	44,944	Option Model(f)	Volatility(f)	20.7%

	112,058	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,897,596	Discounted Cash Flow(b)	Discount Rate(b)	8.72%

Warrants	1,287	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Total Fair Value	$22,061,204

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)

The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(c)

The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets. The significant unobservable inputs used in the valuation model were liquidation proceeds. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(d)

The Fund utilized a recoverability approach to fair value these securities. The significant unobservable inputs used in the valuation model were EBITDA and enterprise value multiple. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(e)

The Fund utilized a recoverability approach to fair value this security. The significant unobservable input used in the valuation model was an estimated transaction value. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(f)

The Fund utilized a Black-Scholes options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

  |  11

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments  (continued)

September 30, 2018 (unaudited)

Federal Tax Information

Cost for U.S federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments as of September 30, 2018 were as follows:

Apollo Tactical Income Fund Inc.

Federal tax basis, cost	$384,625,756

Unrealized appreciation	$4,262,844
Unrealized depreciation	(5,586,974)

Net unrealized appreciation/(depreciation)	$(1,324,130)

General Commitments and Contingencies

As of September 30, 2018, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitments
Charming Charlie, LLC	$172,787
Securus Technologies Holdings, Inc.	299,063

Total unfunded loan commitments	$471,850

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.

12  |

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Apollo Tactical Income Fund Inc.

By (Signature and Title)       /s/ Joseph Moroney

                                               Joseph Moroney, President

                                               (principal executive officer)

Date    11/15/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Joseph Moroney

                                               Joseph Moroney, President

                                               (principal executive officer)

Date    11/15/18

By (Signature and Title)       /s/ Frank Marra

                                               Frank Marra, Treasurer and Chief Financial Officer

                                               (principal financial officer)

Date    11/15/18